Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill
Goodwill

11. Goodwill

        Goodwill of RMB1,577 represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired. Goodwill is not deductible for tax purposes. The Group performs the annual impairment tests on October 1 of each year. Based on the impairment tests performed, no impairment of goodwill was recorded for all periods presented.